Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets [Abstract]
Beginning of period	$ 165,136	$ 202,891
Increase/decrease through the consolidated income statement	(24,195)	(31,421)
Increase/decrease through other consolidated comprehensive income (equity)	(10,685)	(13,312)
Other movements	(6,001)	6,978
End of period	136,066	165,136
Deferred Tax Liabilities [Abstract]
Beginning of period	186,583	95,037
Increase/decrease through the consolidated income statement	17,996	86,418
Increase/decrease through other consolidated comprehensive income (equity)	0	0
Change in the scope of the consolidated financial statements	590
Other movements	(3,018)	5,128
End of period	211,000	$ 186,583
Deferred Tax Assets [Member] | IFRS 9 Adjustment [Member]
Deferred Tax Assets [Abstract]
First application of IFRS 9 as of December 31, 2017	11,811
Deferred Tax Liabilities [Member] | IFRS 9 Adjustment [Member]
Deferred Tax Liabilities [Abstract]
First application of IFRS 9 as of December 31, 2017	$ 8,849